SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2025
Short Term Loans And Current Portion Of Long-term Loans
SCHEDULE OF SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS
	Linked to	Interest rate	December 31, 2025	December 31, 2024

Short term loans	NIS	3.2%-7.5%	$-	$715
Current portion of long-term loans			9	111

Short term loans and current portion of long-term loans			$9	$826